NON-CONTROLLING INTERESTS - Disclosure of Detailed Information About Balance Sheet Non-Controlling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Non Controlling Interests [Line Items]
Current assets		$ 1,192,701	$ 368,821
Total assets		4,694,915	1,979,788
Current liabilities		459,139	144,307
Total liabilities		1,521,949	628,717
Non-controlling interests		411,961	$ 0
Los Gatos Joint Venture [Member]
Non Controlling Interests [Line Items]
Current assets		189,272
Non-current assets		1,786,170
Total assets		1,975,442
Current liabilities		85,723
Non-current liabilities		516,518
Total liabilities		602,241
Net assets		$ 1,373,201
Non-controlling interest percentage	30.00%	30.00%
Non-controlling interests		$ 411,961